ClearShares Piton Intermediate Fixed Income ETF
Schedule of Investments
August 31, 2021 (Unaudited)

Principal Amount	Security Description	Value
	CERTIFICATES OF DEPOSIT - 0.6%
	Finance and Insurance - 0.6%
$250,000	Greenstate Credit Union, 0.30%	$250,452
	TOTAL CERTIFICATES OF DEPOSIT (Cost $249,437)	250,452

	CORPORATE BONDS - 38.7%
	Accommodation and Food Services - 0.8%
	McDonald’s Corporation
350,000	01/15/2022, 2.625%	353,055

	Administrative and Support and Waste Management and Remediation Services - 2.5%
	Private Export Funding Corporation
312,000	12/15/2021, 4.300%	315,747
305,000	07/15/2028, 1.400%	308,358
	Waste Management, Inc.
500,000	09/15/2022, 2.900%	509,927
		1,134,032
	Finance and Insurance - 14.0%
	American Express Company
300,000	11/05/2021, 0.721% (3 Month U.S. LIBOR + 0.600%) (a)	300,162
	Bank of America Corporation
350,000	01/11/2023, 3.300%	364,444
	Bank of New York Mellon Corporation
350,000	08/16/2023, 2.200%	362,144
	Berkshire Hathaway, Inc.
536,000	03/15/2026, 3.125%	586,739
	BlackRock, Inc.
462,000	03/15/2027, 3.200%	511,004
	Capital One Financial Corporation
400,000	01/29/2024, 3.900%	429,584
	Caterpillar Financial Services Corporation
317,000	05/13/2022, 0.950%	318,754
	Goldman Sachs Group, Inc.
350,000	03/08/2024, 0.673% (b)	350,678
	Intercontinental Exchange, Inc.
550,000	10/15/2023, 4.000%	591,020
	JPMorgan Chase & Company
350,000	02/16/2025, 0.563% (b)	349,231
	Morgan Stanley
400,000	11/10/2023, 0.560% (b)	400,762
	Royal Bank of Canada
570,000	04/29/2022, 2.800%	580,051
	State Street Corporation
480,000	08/18/2025, 3.550%	530,587
	Truist Bank
300,000	05/17/2022, 2.800%	305,032
	UnitedHealth Group, Inc.
300,000	05/15/2030, 2.000%	304,878
		6,285,070
	Information - 3.0%
	Microsoft Corporation
400,000	02/06/2024, 2.875%	422,245
	Oracle Corporation
350,000	10/15/2022, 2.500%	358,477
	Verizon Communications, Inc.
525,000	03/22/2030, 3.150%	569,893
		1,350,615
	Manufacturing - 10.5%
	Alphabet, Inc.
350,000	08/15/2026, 1.998%	368,198
	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.
350,000	02/01/2026, 3.650%	386,673
	Apple, Inc.
500,000	05/03/2023, 2.400%	517,993
	Exxon Mobil Corporation
350,000	03/19/2025, 2.992%	374,635
	General Dynamics Corporation
250,000	06/01/2026, 1.150%	252,935
	Honeywell International, Inc.
95,000	08/19/2022, 0.483%	95,012
	Intel Corporation
400,000	07/29/2025, 3.700%	440,929
	J.M. Smucker Company
650,000	03/15/2025, 3.500%	707,037
	PepsiCo, Inc.
400,000	03/01/2024, 3.600%	428,626
	Pfizer, Inc.
585,000	06/03/2026, 2.750%	635,212
	Procter & Gamble Company
500,000	10/29/2025, 0.550%	496,696
		4,703,946
	Mining, Quarrying, and Oil and Gas Extraction - 0.8%
	Shell International Finance BV
350,000	11/07/2029, 2.375%	366,344

	Professional, Scientific, and Technical Services - 1.3%
	International Business Machines Corporation
550,000	01/27/2022, 2.500%	555,135

	Real Estate and Rental and Leasing - 0.3%
	Toyota Motor Credit Corporation
150,000	10/14/2022, 0.350%	150,245

	Retail Trade - 4.5%
	Amazon.com, Inc.
325,000	08/22/2024, 2.800%	345,917
	Chevron Corporation
400,000	05/11/2023, 1.141%	406,076
	Costco Wholesale Corporation
400,000	06/20/2027, 1.375%	404,741
	CVS Health Corporation
350,000	03/09/2023, 3.700%	366,426
	Walmart, Inc.
450,000	06/26/2028, 3.700%	514,284
		2,037,444
	Wholesale Trade - 1.0%
	Sysco Corporation
350,000	04/01/2030, 5.950%	451,635
	TOTAL CORPORATE BONDS (Cost $17,399,872)	17,387,521

Shares	EXCHANGE TRADED FUNDS - 2.2%
	Finance and Insurance - 2.2%
10,000	ClearShares Ultra-Short Maturity ETF (c)	1,001,200
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,001,100)	1,001,200

Principal Amount	FOREIGN GOVERNMENT NOTES/BONDS - 0.3%
	Israel Government AID Bond
$120,000	04/26/2024, 5.500%	135,827
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $136,410)	135,827

	MUNICIPAL BONDS - 2.6%
	City of Austin Texas Electric Utility Revenue - Class A
200,000	11/15/2025, 2.677%	215,049
	City of Pasadena California
245,000	05/01/2030, 4.050%	272,631
	Salt Lake City Redevelopment Agency
600,000	04/01/2026, 5.111%	659,537
		1,147,217
	TOTAL MUNICIPAL BONDS (Cost $1,151,655)	1,147,217

	US GOVERNMENT AGENCY ISSUES - 17.7%
	Federal Farm Credit Banks Funding Corporation
150,000	02/10/2025, 0.320%	149,545
	Federal Home Loan Banks
350,000	10/21/2022, 0.125%	350,226
341,250	03/23/2026, 1.000%	341,352
300,000	02/26/2027, 0.900%	299,591
1,000,000	11/16/2028, 3.250%	1,144,605
	Federal Home Loan Mortgage Corporation
500,000	04/20/2023, 0.375%	502,325
1,000,000	10/16/2023, 0.125%	998,002
500,000	05/15/2024, 0.360%	500,050
500,000	10/28/2024, 0.410%	500,256
1,000,000	07/21/2025, 0.375%	991,989
	Federal National Mortgage Association
200,000	01/11/2022, 2.625%	201,861
500,000	04/22/2025, 0.625%	501,620
800,000	10/08/2027, 0.750%	795,945
500,000	08/05/2030, 0.875%	479,294
	Tennessee Valley Authority
150,000	02/01/2027, 2.875%	165,533
	TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $7,907,951)	7,922,194

	US GOVERNMENT NOTES/BONDS - 8.4%
	U.S. Treasury Bonds- 1.3%
	United States Treasury Inflation Indexed Bonds
529,845	07/15/2030, 0.125%	594,782
	U.S. Treasury Notes - 7.1%
	United States Treasury Notes
500,000	10/31/2022, 0.125%	500,166
1,000,000	10/15/2023, 0.125%	997,871
175,000	03/31/2028, 1.250%	177,570
1,000,000	06/30/2028, 1.250%	1,012,813
500,000	08/15/2030, 0.625%	473,809
		3,162,229
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $3,716,271)	3,757,011

Shares	SHORT-TERM INVESTMENTS - 1.4%
646,787	First American Government Obligations Fund, Class X, 0.03% (d)	646,787
	TOTAL SHORT-TERM INVESTMENTS (Cost $646,787)	646,787
	TOTAL INVESTMENTS - 71.9% (Cost $32,209,483)	32,248,209
	Other Assets in Excess of Liabilities - 28.1%	12,614,179
	NET ASSETS - 100.0%	$44,862,388

	Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
(a)	Floating rate security based on a reference index and spread. Rate disclosed is the rate in effect as of August 31, 2021.
(b)	Fixed to variable rate security based on a reference index and spread. Security is currently in the fixed phase. Rate disclosed is the rate in effect as of August 31, 2021.
(c)	Affiliated exchange-traded fund.
(d)	Rate shown is the annualized seven-day yield as of August 31, 2021.

Summary of Fair Value Disclosure at August 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2021:

ClearShares Piton Intermediate Fixed Income ETF
Assets	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$-	250,452	-	$250,452
Corporate Bonds	-	17,387,521	-	17,387,521
Exchange-Traded Funds	1,001,200	-	-	1,001,200
Foreign Government Notes/Bonds	-	135,827	-	135,827
Municipal Bonds	-	1,147,217	-	1,147,217
U.S. Government Agency Issues	-	7,922,194	-	7,922,194
U.S. Government Notes/Bonds	-	3,757,011	-	3,757,011
Short-Term Investments	646,787	-	-	646,787
Total Investments in Securities	$1,647,987	$30,600,222	$-	$32,248,209

^ See Schedule of Investments for further disaggregation of investment categories.
For the period ended August 31, 2021, there were no transfers into or out of Level 3 for the Fund.

Transactions with Affiliated Securities (Unaudited)
Investments in ClearShares Ultra-Short Maturity ETF
Beginning Value at June 1, 2021	$-
Gross Purchases	1,001,100
Gross Sales	-
Net Change in Unrealized Appreciation (Depreciation)	100
Net Realized Gain (Loss) on Sales	-
Value as of August 31, 2021	$1,001,200
Shares held at August 31, 2021	10,000
Dividend Income	$800